Income Taxes	12 Months Ended
Dec. 31, 2017
Disclosure of income taxes [Abstract]
Disclosure of income tax [text block]
16.	Income Taxes

The Company did not record current or deferred income tax expense for the years ended December 31, 2017, 2016 and 2015. A reconciliation of the statutory tax rate to the effective rate for the Company is as follows:

	2017	2016	2015
Statutory tax rate	27.16%	26.54%	26.74%
Income taxes/(recovery) computed at statutory rates	$(3,010)	$(1,347)	$(2,209)
Expired losses	-	239	-
Flow-through share premium recovery	-	-	(126)
Income tax rate changes	(400)	126	(112)
Loss on marketable securities subject to capital gains tax rate	-	-	(66)
Non-refundable investment tax credits	-	-	(1,651)
Other	670	9	(95)
Permanent differences	240	299	40
Renunciation of resource expenditures	830	104	779
Tax benefits not yet recognized	1,670	570	3,440
	-	-	-

The approximate tax effect of each type of temporary difference that gives rise to the Company’s deferred income tax assets and liabilities are as follows:

	2017	2016	2015
Non-capital loss carry forwards	$12,169	$11,392	$10,942
Capital losses	631	1,260	-
Investment tax credits	1,651	1,651	1,651
Marketable securities	-	-	1,258
Plant and equipment	469	448	433
Resource interests	12,222	10,599	10,294
Other	756	871	776
Net unrecognized deferred income tax asset	$27,898	$26,221	$25,354

At December 31, 2017, the Company has approximately $45,149,000 (2016 - $43,076,000 and 2015 - $41,126,000) of non-capital losses for tax purposes available to be carried forward to various dates until 2037 and applied against future income for tax purposes and approximately $45,623,000 (2016 - $44,659,000 and 2015 - $38,889,000) of unused cumulative Canadian exploration and development expenses for tax purposes available to be carried forward indefinitely and applied against future income for tax purposes. The non-capital losses expire as follows:

Year	Total
2026	$1,116
2027	3,511
2028	5,500
2029	3,547
2030	3,605
2031	3,915
2032	6,741
2033	2,272
2034	6,554
2035	3,634
2036	2,681
2037	2,073
$45,149

The non-refundable investment tax credits of $1.6 million expire between 2025 and 2032.